CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2020
Current assets:
Cash and cash equivalents	$ 4,068,000	$ 9,675,200	$ 7,559,700
Investment securities	7,768,600	3,744,600	331,800
Trade accounts receivable, less allowance for doubtful accounts of $15,600 at March 31, 2022 and June 30, 2021	1,712,900	1,294,700	1,064,000
Inventories	4,367,900	2,977,100	2,541,000
Income tax receivable	161,100	333,300	334,800
Prepaid expenses and other current assets	312,800	350,900	112,400
Assets of discontinued operations	600	55,300	793,000
Total current assets	18,391,900	18,431,100	12,736,700
Property and equipment, net	566,900	412,600	278,300
Goodwill	4,395,400	4,395,400	257,300
Intangible assets, net	2,216,300	2,557,800	128,700
Other intangible assets, net	2,216,300	2,557,800
Deferred taxes	3,445,300	2,489,900	537,100
Operating lease right-of-use assets	1,448,600	665,300	803,300
Other assets	62,400	54,300	56,000
Total assets	30,526,800	29,006,400	14,797,400
Current liabilities:
Accounts payable	1,051,100	453,500	334,600
Accrued expenses	661,100	633,500	679,000
Contract liabilities		0	20,000
Contingent consideration	117,500	136,600	111,000
Bank overdraft	40,600	321,700	43,100
Lease liabilities, current portion	124,300	270,500	195,800
Paycheck Protection Program loan	0	433,800	563,800
Liabilities of discontinued operations	7,900	37,200	240,900
Total current liabilities	2,002,500	2,286,800	2,188,200
Contingent consideration payable, less current portion	0	23,400	247,000
Lease liabilities, less current portion	1,388,100	460,500	640,800
Other long-term liabilities	0	10,900	0
Total liabilities	3,390,600	2,781,600	3,076,000
Shareholders' equity:
Common stock, $.05 par value; 20,000,000 and 15,000,000 shares authorized; 7,023,401 and 6,477,945 shares issued; 7,003,599 and 6,458,143 shares outstanding at March 31, 2022 and June 30, 2021	351,200	324,000	144,100
Additional paid-in capital	31,233,600	26,613,500	8,608,300
Accumulated comprehensive loss	(104,800)	(9,200)	0
Accumulated deficit	(4,291,400)	(651,100)	3,021,400
Total	27,188,600	26,277,200	11,773,800
Less common stock held in treasury at cost, 19,802 shares	52,400	52,400	52,400
Total shareholders' equity	27,136,200	26,224,800	11,721,400
Total liabilities and shareholders' equity	$ 30,526,800	$ 29,006,400	$ 14,797,400